Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity (Deficit)

Note 7. Stockholders’ Equity (Deficit)

Common Stock

2021 Transactions

In March 2021, an aggregate of 140,000,000 shares of common stock were issued to the board members for accrued dividends as well as current compensation the year ended December 31, 2021. Of these shares issuances, $961,666 is included in personnel costs in the consolidated statements of operations.

In March 2021, an aggregate of 31,834,386 shares of common stock were issued to employees and consultants for accrued and current consulting services for a total fair value of $236,448.

During the three months ended March 31, the Company issued 37,538,998 shares of common stock pursuant to conversion of debentures in the principal amount of $140,500.

2020 Transactions

In January 2020, we issued 294,994 shares of common stock to a bridge noteholder in connection with promissory notes received.

In January 2020, we issued 6,662,312 shares to a consultant for 2019 services which were accrued at a fair value of $318,000.

In March 2020, we issued 1,000,000 shares to Orlando Reece pursuant to his appointment to the Board of Directors.

During the three months ended March 31, 2020, we issued an aggregate of 4,170,000 shares of common stock to Pride Partners pursuant to warrant exercises. Refer to Note 8.

Series B Convertible Preferred Stock

As of March 31, 2021, we had $13,800 in remaining accrued Series B dividends.

Note 7. Stockholders’ Equity

On March 26, 2019, we filed a Certificate of Amendment to our Certificate of Incorporation to increase our authorized capitalization from 500,000,000 shares of common stock, par value $0.001 per share and 10,000,000 shares of preferred stock, par value $0.001 per share, to 1,000,000,000 shares of common stock, par value $0.001 per share and 10,000,000 shares of preferred stock, par value $0.001 per share.

Common Stock

2020 Transactions

In January 2020, we issued 294,994 shares of common stock to a bridge noteholder in connection with promissory notes received.

During the year ended December 31, 2020, we issued an aggregate of 10,052,318 shares of common stock to consultants for 2019 services which were accrued at a fair value of $459,417.

In March 2020, we issued 1,000,000 shares to Orlando Reece pursuant to his appointment to the Board of Directors.

In May 2020, we issued an aggregate of 11,942,161 shares to directors as compensation.

In April 2020, we issued 90,216 shares and 958,333 shares of common stock to a Series B Preferred Stock investor for accrued dividends and conversion of 25,000 shares of the Series B Preferred Stock.

In May 2020, we issued an aggregate of 12,889,267 shares of common stock to executives, officers and consultants for services rendered for a total fair value of $139,215.

In June 2020, two option holders exercised their outstanding options for a total of 4,000,000 shares of common stock at an exercise price of $0.0026. The value of $10,400 was converted from outstanding accounts payable.

During the year ended December 31, 2020, we issued an aggregate of 4,170,000 shares of common stock to Pride Partners pursuant to warrant exercises. Refer to Note 8.

From September through December 2020, the Company issued 49,110,845 shares of common stock pursuant to conversion of debentures in the principal amount of $171,600.

2019 Transactions

On January 25, 2019, we entered into and closed a securities exchange under a Securities Exchange Agreement (the “Securities Exchange Agreement”) with LGBT Loyalty LLC (“LGBT Loyalty”) and Maxim Partners, LLC (“Maxim”), pursuant to which we acquired all of the membership interests of LGBT Loyalty, making LGBT Loyalty a wholly owned subsidiary of ours, in exchange for 120,959,996 shares (the “Shares”) of our restricted common stock and one share of our newly created Series A Convertible Preferred Stock (the “Series A Preferred Stock”). The Shares issued to Maxim represented, upon issuance, 49.99% of our then issued and outstanding shares of common stock. On March 29, 2019 an additional 8,598,578 shares were issued to Maxim for the conversion of the Series A Convertible Preferred Stock. LGBT Loyalty has no assets, liabilities nor operations at the exchange date, therefore, the value ascribed to the issued stock ($388,675) has been charged to operations as expenses of the merger.

In February 2019, we issued an aggregate of 750,000 shares of common stock to a consultant in accordance with a service contract that provided for a 250,000 stock grant for services performed of $7,500, as well as the exercise of 500,000 stock options in exchange for the cancellation of $5,000 then outstanding accounts payable due to the consultant for prior services.

In March 2019, we issued an aggregate of 8,600,298 shares of our common stock pursuant to the automatic exercise of warrants issued to two current and prior company officers. The warrants were issued in exchange for the cancellation of an aggregate of $348,312 of salary and interest accruals through December 31, 2018.

During the year ended December 31, 2019, we issued an aggregate of 26,586,234 shares of our common stock to two lenders pursuant to note conversions. Additionally, we issued 427,500 shares to Pride pursuant to debenture conversions. Refer to Note 5 above.

During the year ended December 31, 2019, we issued an aggregate of 5,000,000 shares of common stock to five unrelated individuals in accordance with their appointment as directors of the Company.

During the year ended December 31, 2019, we issued an aggregate of 4,365,000 shares of common stock to Pride pursuant to warrant exercises. Refer to Note 8.

During the year ended December 31, 2019, we issued an aggregate of 38,287 shares and 1,465,949 shares of common stock to two Series B Preferred Stock investors for accrued dividends and conversion of 50,000 shares of the Series B Preferred Stock.

Series B Convertible Preferred Stock

On April 3, 2019 we filed a Certificate of Designations, Preferences and Rights of Series B Convertible Preferred Stock with the Delaware Secretary of State to create a new class of preferred stock, $0.001 par value per share, designated Series B Convertible Preferred Stock (“Series B Preferred Stock”) and authorized the issuance of up to 1,500,000 shares of Series B Preferred Stock. The Series B Preferred Stock has no voting, liquidation or other rights other than the right to receive dividends and to convert into common stock.

The stated value of each share of Series B Convertible Preferred Stock for purposes of conversions and dividends is $1.15 (the “Conversion/Dividend Stated Value”). The stated value of each share of Series B Convertible Preferred for purposes of redemptions is $1.35 (the “Redemption Stated Value”). On April 3, 2019 we received an aggregate of $125,000 from the issuance of 125,000 shares of the Series B Convertible Preferred Stock. Each $25,000 of the preferred stock is convertible into $28,750 worth of common stock. The discount between the $28,750 and $25,000 for each $25,000 investment has been recognized and amortized. Additionally, the Preferred Stock contains a Beneficial Conversion Feature (BCF) that has been recognized. The BCF is the difference between the conversion price and the market price at inception multiplied by the number of common shares into which the Preferred Stock is convertible. The BCF is also treated as a discount on the Preferred Stock, which is amortized over the life of the instrument. Amortization of the discount will continue through April 3, 2021 and amounted to $36,412 for the year ended December 31, 2019. Subject to earlier conversion or redemption, the Series B Preferred Stock will automatically convert into fully paid and non-accessible shares of our common stock 24 months following the date of issuance of such Series B Preferred Stock without any action or payment required on the part of the holder of the Series B Convertible Preferred Stock. Subject to a floor price limitation of $0.03 per share, the automatic conversion price to which the Conversion/Dividend Stated Value will be applied will be the lower of (i) $0.10 per share of common stock; or (ii) a 20% discount to the lowest volume weighted average price (“VWAP”) for our common stock on our principal trading market during the five (5) trading days immediately prior to the automatic conversion date.

In April 2020, we issued 90,216 shares and 958,333 shares of common stock to a Series B Preferred Stock investor for accrued dividends and conversion of 25,000 shares of the Series B Preferred Stock.

In September 2019, a Series B investor converted 25,000 shares of Series B Preferred Stock for 734,918 shares of common stock. In October 2019, a Series B investor converted 25,000 shares of Series B Preferred Stock for 731,031 shares of common stock. Additionally, we issued an aggregate of 38,287 shares for Series B dividends.

As of December 31, 2020, we had $12,075 in remaining accrued Series B dividends.

Series C Convertible Preferred Stock

On June 3, 2019 we filed a Certificate of Designation of Preferences, Rights and Limitations of Series C Convertible Preferred Stock (the “Series C COD”) with the Delaware Secretary of State to create a new class of preferred stock, $0.001 par value per share, designated Series C Convertible Preferred Stock (“Series C Preferred Stock”) and authorized the issuance of up to 129,559 shares of Series C Preferred Stock. On the Closing Date, all of the 129,559 shares of Series C Preferred Stock were issued to Pride, the assignee of Maxim. On June 4, 2019 we entered into a Securities Exchange Agreement with Maxim (the “Holder”) pursuant to which the Holder exchanged 129,558,574 shares of Common Stock for 129,559 shares (the “Exchange Shares”) of our Series C Preferred Stock (the “Share Exchange”). At the request of the Holder, the Exchange Shares were issued to Holder’s assignee. The Series C Preferred Stock has no voting or other rights other than the right to receive dividends on a pari passu basis with holders of our Common Stock, the right to receive assets in the event of liquidation, dissolution or winding up on a pari passu basis with holders of our Common Stock and the right to convert into common stock. The stated value of each share of Series C Convertible Preferred for purposes of conversions is $1,000 (the “Stated Value”).

Each share of Series C Preferred Stock is convertible, at any time and from time to time, at the option of the holder thereof, into that number of shares of Common Stock (subject in each case to a 4.99% beneficial ownership limitation) determined by dividing the Stated Value of such share of Series C Preferred Stock by the Series C Preferred Stock conversion price of $1.00 per share. Consequently, each Share of Series C Preferred Stock is presently convertible into 1,000 shares of Common Stock.

Deferred Officer Compensation

We recorded $195,054 of amortization of deferred officer compensation during the year ended December 31, 2019. As of December 31, 2019, all deferred officer compensation had been fully amortized.